Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Undiscounted Balances of Financial Liabilities

The following tables show the undiscounted balances of the financial liabilities (including interest expense) categorized by time from the end of the period under review to the contractual maturity date:

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Carrying amounts
At December 31, 2016
Long-term bank loans	207	472	1,299	4,119	4,656
Corporate bonds	2,583	544	18,331	—	19,970
Promissory notes	20,078	18,440	—	—	36,882
Other obligations	3,179	258	44	55	3,476
Accounts payable and accrued liabilities	143,224	—	—	—	143,224
Amounts due to related parties	8,700	—	—	—	8,700
Amounts due to ultimate holding company	2,463	—	—	—	2,463
Amounts due to domestic carriers	1,989	—	—	—	1,989
Commercial papers	36,395	—	—	—	35,958
Short-term bank loans	78,210	—	—	—	76,994

	297,028	19,714	19,674	4,174	334,312

At December 31, 2017
Long-term bank loans	412	444	1,329	2,567	3,883
Corporate bonds	544	17,282	1,049	—	17,981
Promissory notes	18,440	—	—	—	17,960
Other obligations	3,006	293	48	47	3,419
Accounts payable and accrued liabilities	125,260	—	—	—	125,260
Amounts due to related parties	8,138	—	—	—	8,126
Amounts due to ultimate holding company	2,184	—	—	—	2,176
Amounts due to domestic carriers	2,538	—	—	—	2,538
Commercial papers	9,127	—	—	—	8,991
Short-term bank loans	22,945	—	—	—	22,500

	192,594	18,019	2,426	2,614	212,834

Summary of Debt-to-Capitalization Ratios

The Group’s debt-to-capitalization ratios are as follows:

	2016	2017
Interest-bearing debts:
- Commercial papers	35,958	8,991
- Short-term bank loans	76,994	22,500
- Long-term bank loans	4,495	3,473
- Promissory notes	17,906	—
- Corporate bonds	17,970	17,981
- Obligations under finance lease included in other obligations	208	231
- Amounts due to ultimate holding company	—	1,344
- Amounts due to related parties	—	475
- Current portion of long-term bank loans	161	410
- Current portion of promissory notes	18,976	17,960
- Current portion of corporate bonds	2,000	—
- Current portion of obligations under finance lease	586	461

	175,254	73,826

Total equity:	227,682	304,347

Interest-bearing debts plus total equity	402,936	378,173

Debt-to-capitalization ratio	43.5%	19.5%

Summary of Assets Measured at Fair Value

The following table presents the Group’s assets that are measured at fair value at December 31, 2016:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Financial assets at fair value through other comprehensive income
- Equity securities
-Listed	4,285	—	—	4,285
-Unlisted	—	—	41	41

	4,285	—	41	4,326

Financial assets at fair value through profit and loss
- Equity securities
-Unlisted	—	—	123	123

Total	4,285	—	164	4,449

The following table presents the Group’s assets that are measured at fair value at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Financial assets at fair value through other comprehensive income
- Equity securities
-Listed	4,228	—	—	4,228
-Unlisted	—	—	58	58

	4,228	—	58	4,286

Financial assets at fair value through profit and loss
- Equity securities
-Unlisted	—	—	160	160

Total	4,228	—	218	4,446

Summary of Financial Instruments Measured at Carrying Value that are not Materially Different from their Fair Values

The carrying amounts of the Group’s financial instruments carried at amortized cost are not materially different from their fair values as of December 31, 2016 and 2017. Their carrying amounts, fair values and the level of fair values hierarchy are disclosed below:

	Carrying amount as of December 31, 2016	Fair value as of December 31, 2016	Carrying amount as of December 31, 2017	Fair value as of December 31, 2017	Fair value measurement as of December 31, 2017 categorized into
					Level 1	Level 2	Level 3
Non-current portion of long-term bank loans	4,495	4,339	3,473	3,187	—	3,187	—
Non-current portion of promissory notes	17,906	18,031	—	—	—	—	—
Non-current portion of corporate bonds	17,970	17,989	17,981	17,712	17,712	—	—

Foreign exchange risk [member]
Summary of Foreign Exchange Risk

The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate and have been translated to RMB at the applicable rates quoted by the People’s Bank of China as of December 31, 2016 and 2017.

	2016			2017
	Original currency millions	Exchange rate	RMB equivalent millions	Original currency millions	Exchange rate	RMB equivalent millions
Cash and cash equivalents:
- denominated in HK dollars	410	0.89	367	508	0.84	425
- denominated in US dollars	271	6.94	1,879	150	6.53	980
- denominated in Euro	13	7.31	96	12	7.80	95
- denominated in Japanese Yen	218	0.06	13	17	0.06	1
- denominated in SGD	1	4.80	7	—	4.88	1
- denominated in GBP	1	8.51	6	1	8.78	10

Sub-total			2,368			1,512

Accounts receivable:
- denominated in US dollars	195	6.94	1,355	229	6.53	1,496
- denominated in Euro	1	7.31	6	2	7.80	16

Sub-total			1,361			1,512

Financial assets at fair value through other comprehensive income:
- denominated in Euro	566	7.31	4,138	522	7.80	4,070

Total			7,867			7,094

Borrowings:
- denominated in US dollars	46	6.94	321	43	6.53	278
- denominated in Euro	12	7.31	89	9	7.80	72
- denominated in HK dollars	—	0.89	—	520	0.84	435

Sub-total			410			785

Accounts payable:
- denominated in US dollars	60	6.94	416	58	6.53	379
- denominated in Euro	3	7.31	20	2	7.80	16

Sub-total			436			395

Total			846			1,180